ACCOUNTS RECEIVABLE, NET	3 Months Ended
Mar. 31, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3     ACCOUNTS RECEIVABLE, NET

As of March 31, 2022 and December 31, 2021, accounts receivable consisted of the following:

	March 31, 2022	December 31, 2021
	(Unaudited)
	$	$
Accounts receivable	531,522	699,555
Less: Allowance for doubtful accounts	–	–
Total	531,522	699,555

For the three months ended March 31, 2022 and for the year ended December 31, 2021, the Company has recorded provision for doubtful accounts of nil.